Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of gains and losses from foreign currency transactions are included in net income
	For the year ended December 31,
	2019	2018
Period end RMB: US$ exchange rate	6.9762	6.8632
Period average RMB: US$ exchange rate	6.8944	6.6338

Schedule of sets forth disaggregation of revenue
	For the year ended December 31,
Major Product	2019	2018
Transmission boxes for Forklift	52,140,258	59,837,256
Transmission boxes for Non-Forklift (EV, etc.)	260,586	375,832
Total	52,400,844	60,213,088

Schedule of straight-line method. Estimated useful lives
Plant, buildings and improvements	20 years
Machinery and equipment	2~10 years
Motor vehicles	4 years
Office Equipment	3~5 years
Fixed Assets decoration	5 years